Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation: The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly-owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is obtained by the Company.

The Company also consolidates entities that are determined to be variable interest entities, of which the Company is the primary beneficiary, as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. Inter-company transaction balances and unrealized gains/(losses) on transactions between the companies are eliminated.

Investments in affiliates

Investments in affiliates: The Company’s investments in affiliates are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in affiliates for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of Income.

Use of Estimates

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, contingencies and defined benefit obligation. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Reclassifications in Other Comprehensive Income/(Loss)

Reclassifications in Other Comprehensive Income/(Loss): The Company had the following reclassifications out of Accumulated Other Comprehensive Loss during the years ended December 31, 2022, 2021 and 2020, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2022	2021	2020
Amortization of deferred realized losses on cash flow hedges	Loss on derivatives	$3,622	$3,622	$3,632
Reclassification of prior service cost of defined benefit plan	Other income/(expense), net	7,808	—	—
Reclassification to interest income	Interest income	—	(9,211)	—
Total Reclassifications		$11,430	$(5,589)	$3,632

Foreign Currency Translation

Foreign Currency Translation: The functional currency of the Company is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company’s wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the Consolidated Statements of Income. The foreign currency exchange gains/(losses) recognized in the accompanying Consolidated Statements of Income for each of the years ended December 31, 2022, 2021 and 2020 were $0.2 million loss $0.2 million loss and $0.4 million loss, respectively, and are presented under “Vessel operating expenses” in the Consolidated Statements of Income.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash and cash equivalents consist of interest bearing call deposits, where the Company has instant access to its funds and withdrawals and deposits can be made at any time, as well as time deposits with original maturities of three months or less which are not restricted for use or withdrawal. Cash and cash equivalents of $267.7 million as of December 31, 2022 (December 31, 2021: $129.4 million) comprised cash balances and short-term deposits.

Restricted Cash

Restricted Cash: Cash restricted accounts include retention accounts and any cash that is legally restricted as to withdrawal or usage. The Company was required to maintain cash on a retention account as collateral for the then upcoming scheduled debt repayments related to the now repaid Eurobank $30 mil. Facility. On the rollover settlement date, both principal and interest were paid from the retention account. Refer to Note 4, “Cash, Cash Equivalents and Restricted Cash”.

Accounts Receivable, Net

Accounts Receivable, Net: The amount shown as Accounts Receivable, net, at each balance sheet date includes estimated recoveries from charterers for hire from operating leases accounted for in accordance with Topic 842 and demurrage billings, net of a provision for doubtful accounts. Accounts receivable are short term in duration as payments are expected to be received within one year. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts based on the Company’s history of write-offs, level of past due accounts based on the contractual term of the receivables and its relationships with and economic status of its customers. Bad debts are written off in the period in which they are identified.

Insurance Claims

Insurance Claims: Insurance claims represent the claimable expenses, net of deductibles, which are expected to be recovered from insurance companies. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company’s historical experience and the shipping industry practices. Insurance claims are included in the consolidated balance sheet line item “Other current assets”.

Prepaid Expenses and Inventories

Prepaid Expenses and Inventories: Prepaid expenses consist mainly of insurance expenses, and inventories consist of bunkers, lubricants and provisions remaining on board the vessels at each period end, which are valued at cost as determined using the first-in, first-out method. Costs of spare parts are expensed as incurred.

Deferred Financing Costs	Deferred Financing Costs: Loan arrangement fees incurred for obtaining new loans, for loans that have been accounted for as modified and the fees paid to third parties for loans that have been accounted for as extinguished, where there is a replacement debt and the lender remains the same, are deferred and amortized over the loans’ respective repayment periods using the effective interest rate method and are presented in the consolidated balance sheets as a direct deduction from the carrying amount of debt liability or under “Other non-current assets” if no related debt liability is drawn down at a period-end. Unamortized deferred financing costs for extinguished facilities are written-off. Loan arrangement fees related to the facilities accounted for under troubled debt restructuring with future undiscounted cash flows greater than the net carrying value of the original debt are capitalized and amortized over the loan respective repayment period using the effective interest rate method. Additionally, amortization of deferred finance costs is included in interest expenses in the Consolidated Statements of Income.
Fixed Assets

Fixed Assets: Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels consists of the contract purchase price and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred. Interest costs while under construction are included in vessels’ cost.

The Company acquired six vessels in the secondhand market and five vessels from Gemini Shipholdings Corporation (“Gemini”) in 2021 and five vessels in the secondhand market in 2020, all of which were considered to be acquisitions of assets. Following adoption of ASU 2017-01 “Business Combinations (Topic 805)” on January 1, 2018, the Company evaluates if any vessel acquisition in secondhand market constitutes a business or not. When substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not a business. The following assets are considered as a single asset for the purposes of the evaluation (i) a tangible asset that is attached to and cannot be physically removed and used separately from another tangible assets (or an intangible asset representing the right to use a tangible asset); (ii) in place lease intangibles, including favorable and unfavorable intangible assets or liabilities, and the related leased assets.

The Company charters in certain vessels under a long-term sale and leaseback arrangement. The proceeds received by the Company from the buyer-lessor were recognized as a financial leaseback obligation as this arrangement did not qualify for a sale of these vessels. The Company has substantive repurchase obligation of these vessels at the end of the leaseback period or earlier, at the Company’s option, and retains the control over these vessels. Each leaseback payment is allocated between the liability and interest expense to achieve a constant interest rate on the leaseback obligation outstanding. The interest element of the leaseback payment is charged under “Interest expense” in the accompanying Consolidated Statements of Income over the leaseback period.

Time Charters Assumed on Acquisition of Vessels

Time Charters Assumed on Acquisition of Vessels: The Company recognizes separately identified assets and liabilities arising from the market value of time charters assumed at the date of vessel delivery associated with the acquisition of secondhand vessels. When the present value of the contractual cash flows of the time charter assumed is lower than its current fair value, the difference is recorded as unearned revenue. When the opposite occurs the difference is recognized as accrued charter revenue. Such liabilities or assets are amortized as an increase in revenue and reduction of revenue, respectively, over the period of each time charter assumed. Significant assumptions used in calculation of the fair value of the time charters assumed include daily time charter rate prevailing in the market for a similar size of the vessels available before the acquisition for a similar charter duration (including the estimated time charter expiry date). Other assumptions used are the discount rate based on the weighted average cost of capital for the shipping industry close to the acquisition date and the estimated average off-hire rate.

Depreciation

Depreciation: The cost of the Company’s vessels is depreciated on a straight-line basis over the vessels’ remaining economic useful lives after considering the estimated residual value (refer to Note 5, “Fixed Assets, net & Right-of-use Assets”). Management has estimated the useful life of the Company’s vessels to be 30 years from the year built.

Right-of-Use Assets and Finance Lease Obligations

Right-of-Use Assets and Finance Lease Obligations: ASC 842 classifies leases from the standpoint of the lessee as finance leases or operating leases. The determination of whether an arrangement contains a finance lease is based on the substance of the arrangement and is based in accordance with the criteria set such as transfer of ownership, purchase options, lease duration and present value of lease payments.

Finance leases are accounted for as the acquisition of a right-of-use asset and the incurrence of a finance lease obligation by the lessee. On the lease commencement date, a lessee is required to measure and record a lease liability equal to the present value of the remaining lease payments, discounted using the rate of implicit in the lease or if the rate implicit in the lease is not readily determined, at the lessee’s incremental borrowing rate. Subsequently, the lease liability is increased by the interest on the lease liability, determined using effective interest rate that produces a constant periodic discount rate on the remaining balance of the liability, and decreased by the lease payments during the period.

A lessee initially measures the right-of-use asset at cost, which consists of: the amount of the initial measurement of the lease liability, any lease payments made to the lessor at or before the commencement date, minus any lease incentives received and any initial direct cost incurred by the lessee. Subsequently, the right-of-use asset is measured at cost plus payment for leasehold improvement less any accumulated amortization and impairment charges. Amortization expense is calculated and recognized on a straight-line basis over the shorter of the useful life of the asset or the lease term, after considering the estimated residual value of the vessel. The residual value of the vessel is equal to the product of its lightweight tonnage and estimated scrap rate at $300 per ton. Amortization of right-of-use assets is included under “Depreciation and amortization of right-of-use assets” in the Consolidated Statements of Income. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying assets, the lessee shall amortize the right-of-use of asset to the end of the useful life of the underlying asset.

Management has estimated the useful life of the Company’s vessels to be 30 years from the year built.

Vessels held for sale

Vessels held for sale: Vessels are classified as “Vessels held for sale” when all of the following criteria are met: management has committed to a plan to sell the vessel; the vessel is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale.

Advances for Vessels under Construction: Advances for vessels under construction include installment payments, interest costs, financing costs, supervision costs and other pre-delivery costs incurred during the construction period.

Accounting for Special Survey and Drydocking Costs

Accounting for Special Survey and Drydocking Costs: The Company follows the accounting guidance for planned major maintenance activities. Drydocking and special survey costs, which are reported in the balance sheet within “Deferred charges, net”, include planned major maintenance and overhaul activities for ongoing certification including the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company follows the deferral method of accounting for special survey and drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey and drydocking, which is two and a half years. If a special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off.

The amortization periods reflect the estimated useful economic life of the deferred charge, which is the period between each special survey and drydocking.

Costs incurred during the drydocking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel.

Pension and Retirement Benefit Obligations-Crew

Pension and Retirement Benefit Obligations-Crew: The crew on board the companies’ vessels serve in such capacity under short-term contracts (usually up to seven months) and accordingly, the vessel-owning companies are not liable for any pension or post-retirement benefits.

Dividends	Dividends: Dividends, if any, are recorded in the Company’s financial statements in the period in which they are declared by the Company’s board of directors.
Impairment of Long-lived Assets

Impairment of Long-lived Assets: The accounting standard for impairment of long-lived assets requires that long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If any such indication exists, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. In the case of a vessel held and used, if the future net undiscounted cash flows are less than the carrying value of the vessel, the Company performs step two of impairment assessment by comparing the vessel’s fair value to its carrying value and an impairment loss is recorded equal to the difference between the vessel’s carrying value and fair value.

As of December 31, 2022, the Company concluded that events and circumstances triggered the existence of potential impairment of some of its vessels. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment for some of the Company’s vessels by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. The Company’s strategy is to charter its vessels under multi-year, fixed rate period charters that have the initial terms ranging from less than 1 to 18 years for vessels in its fleet, providing the Company with contracted stable cash flows. The Company used a number of factors and assumptions in its undiscounted projected net operating cash flow analysis including, among others, operating revenues, off-hire revenues, drydocking costs, operating expenses and management fees estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as the estimated time charter equivalent rates for the remaining life of the vessel after the completion of its current contract for non-contracted revenue days. The estimated daily time charter equivalent rate used for the non-contracted revenue days of each vessel is considered a significant assumption. Recognizing that the container transportation industry is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes that the most recent 5 to 15 years historical average time charter rates represent a reasonable benchmark for the estimated time charter equivalent rates for the non-contracted revenue days, as such averages take into account the volatility and cyclicality of the market. In addition, the Company used an annual operating expenses escalation factor and estimates of scheduled and unscheduled off-hire revenues based on historical experience. All estimates used and assumptions made were in accordance with the Company’s internal budgets and historical experience of the shipping industry.

As of December 31, 2021, the Company concluded that no events and circumstances triggered the existence of potential impairment of its vessels. As of December 31, 2022, the Company’s assessment concluded that step two of the impairment analysis was not required for any vessel, as the undiscounted projected net operating cash flows of all vessels exceeded the carrying value of the respective vessels. As of December 31, 2022 and December 31, 2021, no impairment loss was identified.

Business Combinations

Business Combinations: The Company allocates the purchase price of acquisitions to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the acquisition price over those estimated fair values is recorded as goodwill. Changes to the acquisition date provisional fair values prior to the end of the measurement period are recorded as adjustments to the associated goodwill. Acquisition related expenses and restructuring costs, if any, are expensed as incurred.

Investments in Debt Securities

Investments in Debt Securities: Available for sale securities are carried at fair value with net unrealized gain/(loss) included in accumulated other comprehensive income/(loss), subject to impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Interest income, including amortization of premiums and accretion of discounts are recognized in the interest income in the Consolidated Statements of Income. Upon sale, realized gain/(loss) is recognized in the Consolidated Statement of Income based on specific identification method. The Company adopted ASU 2016-13 “Financial Instruments – Credit Losses (Topic 326)” on January 1, 2020. Management evaluates securities for impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its amortized cost. Consideration is given to: i) if the Company intends to sell the security (that is, it has decided to sell the security); ii) it is more likely than not that the Company will be required to sell the security before the recovery of its entire amortized cost basis; or iii) a credit loss exists. If it is determined that the Company intends to sell the security or it is more likely than not that the Company will be required to sell the securities before the recovery of its entire amortized cost basis, the impairment loss, difference between the fair value and amortized cost basis of the securities, will be recorded in the accompanying Consolidated Statements of Income.

The fair value of debt securities is estimated based on a weighted combination of (1) a yield-to-maturity analysis based on a quoted (non-binding) price from a third party broker, (2) a yield-to-maturity analysis of a similar bond(s) in an active market, (3) the available market data for yield-to-maturity for the corporate bonds, if available and (4) if applicable, redemption information announced by the issuer of the security. The weightings and the yield-to-maturities used in the calculation of fair value of the debt securities are assumptions that require significant management judgment.

When the securities are impaired at the reporting date, and the Company does not meet the guidance for intending to sell or more likely than not being required to sell the securities before the amortized cost basis is recovered, the Company determines whether the impairment is related to credit or non-credit factors. To determine the amount of impairment related to credit, the Company compares the present value of the cash flows expected to be collected on the securities with the amortized cost basis of the securities. If the present value of cash flows expected to be collected is less than the securities’ amortized cost basis, the difference is recorded as an allowance for credit losses in the accompanying Consolidated Statements of Income. Any remaining difference between the securities’ fair value and amortized cost basis is considered to be non-credit related impairment and is recorded in the accompanying Consolidated Statements of Other Comprehensive Income.

Investments in Equity Securities

Investments in Equity Securities: Following the adoption of ASU 2016-01 “Recognition and measurement of Financial Assets and Financial Liabilities” on January 1, 2018, the Company measured the investment in ZIM equity securities at cost, less impairment, adjusted for subsequent observable price changes. ZIM equity securities did not have readily determinable fair value until January 27, 2021 when ZIM completed its initial public offering and listing on the New York Stock Exchange of its ordinary shares. Since then, ZIM equity securities are valued based on the closing price of ZIM ordinary shares on the New York Stock Exchange at each balance sheet date and unrealized gain/(loss) is recognized in each relevant period. Realized gain/(loss) is recognized on sale of the shares as a difference between the net sale proceeds and original cost less impairment. Realized and unrealized gain/(loss) are reflected under “Gain/(loss) on investments” in the Consolidated Statements of Income. Dividends received on these shares are reflected under “Dividend income” and taxes withheld on dividend income are reflected under “Income taxes” in the Consolidated Statements of Income.

Management evaluates the equity security for other than temporary impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its cost. Consideration is given to significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, significant adverse change in the regulatory, economic, or technological environment of the investee, significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates, as well as factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

Accounting for Revenue and Expenses

Accounting for Revenue and Expenses: The Company derives its revenue from time charters and bareboat charters of its vessels, each of which contains a lease. These charters involve placing the specified vessel at charterers’ use for a specified rental period of time in return for the payment of specified daily hire rates. Most of the charters include options for the charterers to extend their terms. Under a time charter, the daily hire rate includes lease component related to the right of use of the vessel and non-lease components primarily related to the operating expenses of the vessel incurred by the Company such as commissions, vessel operating expenses: crew expenses, lubricants, certain insurance expenses, repair and maintenance, spares, stores etc. and vessel management fees. Under a bareboat charter, the daily hire rate includes only lease component related to the right of use of the vessel. The revenue earned based on time charters is not negotiated in separate components. Revenue from the Company’s time charters and bareboat charters of vessels is accounted for as operating leases on a straight line basis based on the average fixed rentals over the minimum fixed rental period of the time charter and bareboat charter agreements, as service is performed. Charter hire received in advance is recorded under “Unearned revenue” in the Consolidated Balance Sheets until charter services are rendered.

The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the nonlease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease under ASC 842, as adopted by the Company on January 1, 2019, as the lease component is the predominant component in 2022, 2021 and 2020.

Voyage Expenses

Voyage Expenses: Voyage expenses are expensed as incurred and include port and canal charges, bunker (fuel) expenses (bunker costs are normally covered by the Company’s charterers, except in certain cases such as vessel re-positioning), address commissions and brokerage commissions. Under multi-year time charters and bareboat charters, such as those on which the Company charters its containerships and under short-term time charters, the charterers bear the voyage expenses other than brokerage and address commissions. As such, voyage expenses represent a relatively small portion of the vessels’ overall expenses.

Vessel Operating Expenses

Vessel Operating Expenses: Vessel operating expenses are expensed as incurred and include crew wages and related costs, the cost of insurance, expenses for repairs and maintenance, the cost of spares and consumable stores, tonnage taxes and other miscellaneous expenses. Aggregate expenses increase as the size of the Company’s fleet increases. Under multi-year time charters, the Company pays for vessel operating expenses. Under bareboat charters, the Company’s charterers bear most vessel operating expenses, including the costs of crewing, insurance, surveys, drydockings, maintenance and repairs.

General and administrative expenses

General and administrative expenses: General and administrative expenses are expensed as incurred and include management fees paid to the vessels’ manager (refer to Note 11, “Related Party Transactions”), audit fees, legal fees, board remuneration,service cost, stock based compensation, executive officers compensation, directors & officers insurance and stock exchange fees.

Repairs and Maintenance

Repairs and Maintenance: All repair and maintenance expenses are charged against income when incurred and are included in vessel operating expenses in the accompanying Consolidated Statements of Income.

Income taxes	Income taxes: Income taxes comprise of taxes withheld on dividend income earned on the Company’s investments.
Troubled Debt Restructuring and Accumulated Accrued Interest

Troubled Debt Restructuring and Accumulated Accrued Interest: Prior to the finalization of the 2018 Refinancing (refer to Note 10, “Long-Term Debt, Net”), the Company concluded that it was experiencing financial difficulty and that certain of the lenders granted a concession (as part of the Refinancing). The Company was experiencing financial difficulty primarily as a result of the projected cash flows not being sufficient to service the balloon payment due as of December 31, 2018 without restructuring and the Company was not able to obtain funding from sources other than existing creditors at an effective interest rate equal to the current market interest rate for similar debt. As a result, the accounting guidance for troubled debt restructuring (“TDR”) was applied at the Closing Date. The TDR accounting guidance required the Company to record the value of the new debt to its restructured undiscounted cash flows over the life of the loan, including cash flows associated with the remaining scheduled interest and principal payments not to exceed the carrying amount of the original debt. In cases in which the recorded value of the debt instrument exceeds the sum of undiscounted future cash flows to be received under the restructured debt instrument, the recorded value is reduced to the sum of undiscounted future cash flows, and a gain is recorded. As a result of the TDR accounting, the interest expense related to the future periods on certain facilities was recognized under the accumulated accrued interest line in the Balance Sheet. Interest payments relating to the future interest recognized in accumulated accrued interest, are recognized as a reduction to the accumulated accrued interest payable when these are paid. As a result, these interest payments are not recorded as interest expense. Following the refinancing of the related loan facilities and to the extent these facilities are extinguished and should no future cash interest payments be required, the accumulated accrued interest related to these loan facilities is recognized under the gain on debt extinguishment in the Consolidated Statements of Income.

When interest rates change, actual cash flows will differ from the cash flows measured on the Refinancing closing date. The accounting treatment for changes in cash flows due to changes in interest rates depends on whether there is an increase or a decrease from the spot interest rate used in the initial TDR accounting (“threshold interest rate”). Fluctuations in the effective interest rate after the Refinancing from changes in the interest rate or other cause are accounted for as changes in estimates in the periods in which these changes occur. Upon an increase in the interest rates from the threshold interest rate used to calculate accumulated accrued interest payable, the Company recognizes additional interest expenses in the period the expense is incurred. The additional interest expense is calculated by multiplying the difference between the current interest rate and the threshold interest rate with the current carrying value of the debt. A gain due to decrease in interest rates (‘interest windfall’) will not be recognized until the debt facilities have been settled and there are no future interest payments. In case there are subsequent increases in interest rates above the threshold interest rate after a previous decrease in interest rates, the carrying amount of the accumulated accrued interest will be reduced by the interest payments in excess of the threshold interest rate until the prior interest windfall due to decrease in the interest rates is recaptured on a cumulative basis.

The Paid-in-kind interest (“PIK interest”) related to each period will increase the carrying value of the loan facility and correspondingly decrease the carrying value of the accumulated accrued interest. PIK interest in excess of the amount recognized in the accumulated accrued interest is expensed in the period the expense is incurred.

Going Concern

Going Concern: The management of the Company assesses the Company’s ability to continue as a going concern at each period end. The assessment evaluates whether there are conditions that give rise to substantial doubt to continue as a going concern within one year from the consolidated financial statements issuance date.

If a substantial doubt to continue as a going concern is identified and after considering management’s plans this substantial doubt is alleviated the Company discloses the following: (i) principal conditions or events that raised substantial doubt about the Company’s ability to continue as a going concern (before consideration of management’s plans), (ii) management’s evaluation of the significance of those conditions or events in relation to the Company’s ability to meet its obligations, (iii) management’s plans that alleviated substantial doubt about the Company’s ability to continue as a going concern.

If a substantial doubt to continue as a going concern is identified and after considering management’s plans this substantial doubt is not alleviated the Company discloses the following: (i) a statement indicating that there is substantial doubt about the Company’s ability to continue as a going concern, (ii) principal conditions or events that raised substantial doubt about the Company’s ability to continue as a going concern, (iii) management’s evaluation of the significance of those conditions or events in relation to the Company’s ability to meet its obligations, and (iv) management’s plans that are intended to mitigate the conditions or events that raised substantial doubt about the Company’s ability to continue as a going concern.

The Company updates the going concern disclosure in subsequent periods until the period in which substantial doubt no longer exists disclosing how the relevant conditions or events that raised substantial doubt were resolved.

Segment Reporting

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it has only one operating and reportable segment.

Derivative Instruments

Derivative Instruments: The Company entered into interest rate swap contracts to create economic hedges for its interest rate risks. The Company recorded these financial instruments at their fair value. When such derivatives do not qualify for hedge accounting, changes in their fair value are recorded in the Consolidated Statement of Income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in the fair value of derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income (effective portion) and are reclassified to earnings when the hedged transaction is reflected in earnings. The ineffective portion of a derivative’s change in fair value is immediately recognized in income.

At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documents its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

On July 1, 2012, the Company elected to prospectively de-designate fair value and cash flow interest rate swaps for which it was following hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company’s cash flow interest rate swap agreements were recorded in earnings under “Loss on derivatives” from the de-designation date forward.

The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain frozen in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

The Company does not use financial instruments for trading or other speculative purposes.

Earnings Per Share

Earnings Per Share: The Company has presented net earnings per share for all years presented based on the weighted average number of outstanding shares of common stock of Danaos Corporation at the reported periods. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Unvested shares of restricted stock are included in the calculation of the diluted earnings per share, unless considered antidilutive, based on the weighted average number of shares of restricted stock outstanding during the period.

Treasury Stock

Treasury Stock: The Company recognizes treasury stock based on the price paid to repurchase its shares, including direct costs to acquire treasury stock. Treasury stock is recorded as a reduction from common stock at its par value and the price paid in excess of par value and direct costs, if any, as a reduction from additional paid-in capital. Treasury stock is excluded from average common shares outstanding for basic and diluted earnings per share.

Equity Compensation Plan	Equity Compensation Plan: The Company has adopted an equity compensation plan (the “Plan”) in 2006 (as amended on August 2, 2019), which is generally administered by the compensation committee of the Board of Directors. The Plan allows the plan administrator to grant awards of shares of common stock or the right to receive or purchase shares of common stock to employees, directors or other persons or entities providing significant services to the Company or its subsidiaries. The actual terms of an award will be determined by the plan administrator and set forth in written award agreement with the participant. Any options granted under the Plan will be accounted for in accordance with the accounting guidance for share-based compensation arrangements.As of April 18, 2008, the Company established the Directors Share Payment Plan (“Directors Plan”). The purpose of the Directors Plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. Each member of the Board of Directors of the Company may participate in the Directors Plan. Pursuant to the terms of the Directors Plan, Directors may elect to receive in Common Stock all or a portion of their compensation. On the last business day of each quarter, the rights of common stock are credited to each Director’s Share Payment Account. Following December 31st of each year, the Company will deliver to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. Refer to Note 17, “Stock Based Compensation”.
Executive Retirement Plan	Executive Retirement Plan: The Company established defined benefit retirement plan for its executive officers in December 2022. The actuarial determination of the projected benefit obligation was determined by calculating the present value of the projected benefit at retirement based on service completed at the valuation date, which incorporates management’s best estimate of the discount rate, salary escalation rate and retirement ages of executive officers. The discount rate used to value the defined benefit obligation is derived based on high quality income investments with duration similar to the duration of the obligation. Prior service cost arising from the retrospective recognition of past service was recognized in the Other Comprehensive Income. Prior service cost reclassification and other gains or losses are recognized under “Other income/(expenses), net” in the Consolidated Statements of Income. The actuarially determined expense for current service is recognized under “General and administrative expenses” in the Consolidated Statements of Income. The actuarially determined net interest costs on the defined benefit plan obligation is recognized under “Other finance expenses” in the Consolidated Statements of Income. All actuarial remeasurements arising from defined benefit plan are recognized in full in the period in which they arise in the Other Comprehensive Income.